Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000215377 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215377 | Merck & Co., Inc.___BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215377 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215377 | Intuitive Surgical, Inc.___BNY-46120E602
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215377 | Thermo Fisher Scientific, Inc.___BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | Amgen, Inc.___BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | Caterpillar, Inc.___BNY-149123101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | Danaher Corp.___BNY-235851102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | General Motors Co.___BNY-37045V100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000215377 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000215377 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000215377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215377 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000215377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000215377 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000215377 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215377 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215377 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215377 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215377 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215377 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215377 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215377 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215377 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000215373 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215373 | Merck & Co., Inc.___BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215373 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215373 | Intuitive Surgical, Inc.___BNY-46120E602
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215373 | Thermo Fisher Scientific, Inc.___BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | Amgen, Inc.___BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | Caterpillar, Inc.___BNY-149123101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | Danaher Corp.___BNY-235851102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | General Motors Co.___BNY-37045V100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000215373 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000215373 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000215373 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215373 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000215373 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000215373 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000215373 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215373 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215373 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215373 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215373 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215373 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215373 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215373 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215373 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000215374 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215374 | Merck & Co., Inc.___BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215374 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215374 | Intuitive Surgical, Inc.___BNY-46120E602
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215374 | Thermo Fisher Scientific, Inc.___BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | Amgen, Inc.___BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | Caterpillar, Inc.___BNY-149123101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | Danaher Corp.___BNY-235851102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | General Motors Co.___BNY-37045V100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000215374 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000215374 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000215374 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215374 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000215374 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000215374 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000215374 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215374 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215374 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215374 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215374 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215374 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215374 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215374 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215374 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000215381 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215381 | Merck & Co., Inc.___BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215381 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215381 | Intuitive Surgical, Inc.___BNY-46120E602
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215381 | Thermo Fisher Scientific, Inc.___BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | Amgen, Inc.___BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | Caterpillar, Inc.___BNY-149123101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | Danaher Corp.___BNY-235851102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | General Motors Co.___BNY-37045V100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000215381 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000215381 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000215381 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215381 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000215381 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000215381 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000215381 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215381 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215381 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215381 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215381 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215381 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215381 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215381 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215381 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000215378 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215378 | Merck & Co., Inc.___BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215378 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215378 | Intuitive Surgical, Inc.___BNY-46120E602
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215378 | Thermo Fisher Scientific, Inc.___BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | Amgen, Inc.___BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | Caterpillar, Inc.___BNY-149123101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | Danaher Corp.___BNY-235851102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | General Motors Co.___BNY-37045V100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000215378 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000215378 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000215378 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215378 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000215378 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000215378 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000215378 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215378 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215378 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215378 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215378 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215378 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215378 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215378 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215378 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000215380 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215380 | Merck & Co., Inc.___BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215380 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215380 | Intuitive Surgical, Inc.___BNY-46120E602
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215380 | Thermo Fisher Scientific, Inc.___BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | Amgen, Inc.___BNY-031162100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | Caterpillar, Inc.___BNY-149123101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | Danaher Corp.___BNY-235851102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | General Motors Co.___BNY-37045V100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000215380 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000215380 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000215380 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215380 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000215380 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000215380 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000215380 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215380 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215380 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215380 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215380 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215380 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215380 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215380 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215380 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000215405 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215405 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215405 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215405 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215405 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215405 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215405 | Millicom International Cellular SA_7.375__BNY-600814AS6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215405 | Welltower OP LLC_3.125__BNY-95041AAD0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215405 | Coinbase Global, Inc._0.5__BNY-19260QAB3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215405 | Iberdrola Finanzas SA_0.8__BNY-BPG3VK4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215405 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215405 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215405 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215405 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000215405 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000215405 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000215404 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215404 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215404 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215404 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215404 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215404 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215404 | Millicom International Cellular SA_7.375__BNY-600814AS6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215404 | Welltower OP LLC_3.125__BNY-95041AAD0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215404 | Coinbase Global, Inc._0.5__BNY-19260QAB3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215404 | Iberdrola Finanzas SA_0.8__BNY-BPG3VK4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215404 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215404 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215404 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215404 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000215404 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000215404 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000215403 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215403 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215403 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215403 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215403 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215403 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215403 | Millicom International Cellular SA_7.375__BNY-600814AS6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215403 | Welltower OP LLC_3.125__BNY-95041AAD0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215403 | Coinbase Global, Inc._0.5__BNY-19260QAB3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215403 | Iberdrola Finanzas SA_0.8__BNY-BPG3VK4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215403 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215403 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215403 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215403 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000215403 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000215403 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000215400 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215400 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215400 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215400 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215400 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215400 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215400 | Millicom International Cellular SA_7.375__BNY-600814AS6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215400 | Welltower OP LLC_3.125__BNY-95041AAD0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215400 | Coinbase Global, Inc._0.5__BNY-19260QAB3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215400 | Iberdrola Finanzas SA_0.8__BNY-BPG3VK4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215400 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215400 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215400 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215400 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000215400 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000215400 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000215401 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215401 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215401 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215401 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215401 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215401 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215401 | Millicom International Cellular SA_7.375__BNY-600814AS6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215401 | Welltower OP LLC_3.125__BNY-95041AAD0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215401 | Coinbase Global, Inc._0.5__BNY-19260QAB3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215401 | Iberdrola Finanzas SA_0.8__BNY-BPG3VK4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215401 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000215401 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215401 | Equity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215401 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000215401 | Convertible Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000215401 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000055103 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000055103 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055103 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055103 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055103 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055103 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055103 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055103 | 3M Co.___BNY-88579Y101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055103 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055103 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055103 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000055103 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000055103 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000055103 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000055103 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000055103 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000055103 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000055103 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000055103 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000055103 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055103 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055103 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000055103 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055103 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055103 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000055103 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000055105 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000055105 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055105 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055105 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055105 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055105 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055105 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055105 | 3M Co.___BNY-88579Y101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055105 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055105 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000055105 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000055105 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000055105 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000055105 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000055105 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000055105 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000055105 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000055105 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000055105 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055105 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055105 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000055105 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055105 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055105 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000055105 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000055106 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000055106 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055106 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055106 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055106 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055106 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055106 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055106 | 3M Co.___BNY-88579Y101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055106 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055106 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000055106 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000055106 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000055106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000055106 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000055106 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000055106 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000055106 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000055106 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000055106 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055106 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055106 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000055106 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055106 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055106 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000055106 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000103066 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103066 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103066 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103066 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103066 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103066 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103066 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103066 | 3M Co.___BNY-88579Y101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103066 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103066 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103066 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000103066 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000103066 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000103066 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000103066 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000103066 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000103066 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000103066 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000103066 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000103066 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000103066 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103066 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000103066 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103066 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103066 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000103066 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000264576 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000264576 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000264576 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000264576 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000264576 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000264576 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000264576 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000264576 | 3M Co.___BNY-88579Y101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000264576 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264576 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264576 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000264576 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000264576 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000264576 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000264576 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000264576 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000264576 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000264576 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000264576 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000264576 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000264576 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000264576 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000264576 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264576 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264576 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000264576 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000122002 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000122002 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122002 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122002 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122002 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122002 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122002 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122002 | 3M Co.___BNY-88579Y101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122002 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122002 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122002 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000122002 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000122002 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000122002 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000122002 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000122002 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000122002 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000122002 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000122002 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000122002 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122002 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122002 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122002 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000122002 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000122002 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122002 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000078999 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078999 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078999 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078999 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078999 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078999 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078999 | Welltower, Inc.___BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078999 | 3M Co.___BNY-88579Y101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078999 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078999 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078999 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000078999 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000078999 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000078999 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000078999 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000078999 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000078999 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000078999 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000078999 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000078999 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078999 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078999 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078999 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078999 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078999 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078999 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000022956 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022956 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022956 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000022956 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000022956 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022956 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022956 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022956 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022956 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022956 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022956 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022956 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022956 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000022956 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022956 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022956 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022956 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022956 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022956 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022956 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022956 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022956 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022956 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022956 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022956 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000022958 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022958 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022958 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000022958 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000022958 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022958 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022958 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022958 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022958 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022958 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022958 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022958 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022958 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000022958 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022958 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022958 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022958 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022958 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022958 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022958 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022958 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022958 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022958 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022958 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022958 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000022959 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022959 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022959 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000022959 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000022959 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022959 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022959 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022959 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022959 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022959 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022959 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022959 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022959 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000022959 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022959 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022959 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022959 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022959 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022959 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022959 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022959 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022959 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022959 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022959 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022959 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000144636 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000144636 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144636 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000144636 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000144636 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000144636 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000144636 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144636 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000144636 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144636 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144636 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144636 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000144636 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000144636 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144636 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144636 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000144636 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000144636 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000144636 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000144636 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144636 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144636 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144636 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144636 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144636 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000156671 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156671 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156671 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000156671 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000156671 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000156671 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000156671 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156671 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156671 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156671 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156671 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156671 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000156671 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000156671 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156671 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156671 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000156671 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000156671 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156671 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156671 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156671 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156671 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000156671 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000156671 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156671 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000081603 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000081603 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000081603 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000081603 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000081603 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000081603 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000081603 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081603 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000081603 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081603 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081603 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000081603 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000081603 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000081603 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000081603 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081603 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000081603 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000081603 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000081603 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081603 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081603 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081603 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081603 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081603 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081603 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000215396 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215396 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215396 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215396 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215396 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215396 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215396 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215396 | Tri Pointe Homes, Inc.___BNY-87265H109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215396 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215396 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000215396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000215396 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000215396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000215396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215396 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000215396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215396 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215396 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215396 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215396 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000215396 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215396 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000215396 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000215396 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215396 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215395 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215395 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215395 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215395 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215395 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215395 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215395 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215395 | Tri Pointe Homes, Inc.___BNY-87265H109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215395 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215395 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215395 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000215395 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000215395 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000215395 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000215395 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215395 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215395 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215395 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000215395 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215395 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215395 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215395 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215395 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000215395 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215395 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000215395 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000215395 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215395 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215394 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215394 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215394 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215394 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215394 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215394 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215394 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215394 | Tri Pointe Homes, Inc.___BNY-87265H109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215394 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215394 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215394 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000215394 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000215394 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000215394 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000215394 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215394 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215394 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215394 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000215394 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215394 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215394 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215394 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215394 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000215394 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215394 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000215394 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000215394 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215394 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215391 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215391 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215391 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215391 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215391 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215391 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215391 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215391 | Tri Pointe Homes, Inc.___BNY-87265H109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215391 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215391 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215391 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000215391 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000215391 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000215391 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000215391 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215391 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215391 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215391 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000215391 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215391 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215391 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215391 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215391 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000215391 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215391 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000215391 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000215391 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215391 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215397 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215397 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215397 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215397 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215397 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215397 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215397 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215397 | Tri Pointe Homes, Inc.___BNY-87265H109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215397 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215397 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215397 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000215397 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000215397 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000215397 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000215397 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215397 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215397 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215397 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000215397 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215397 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215397 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215397 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215397 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000215397 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215397 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000215397 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000215397 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215397 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215390 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215390 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215390 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215390 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215390 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215390 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215390 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215390 | Tri Pointe Homes, Inc.___BNY-87265H109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215390 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215390 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215390 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000215390 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000215390 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000215390 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000215390 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215390 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215390 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215390 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000215390 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215390 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215390 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215390 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215390 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000215390 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215390 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000215390 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000215390 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215390 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215383 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215383 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215383 | NiSource, Inc.___BNY-65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215383 | Old Republic International Corp.___BNY-680223104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215383 | Bio-Techne Corp.___BNY-09073M104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215383 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215383 | ITT, Inc.___BNY-45073V108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215383 | Pure Storage, Inc.__Class A_BNY-74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215383 | Tenet Healthcare Corp.___BNY-88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215383 | TTM Technologies, Inc.___BNY-87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215383 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000215383 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000215383 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000215383 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000215383 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215383 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000215383 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215383 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215383 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215383 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000215383 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215383 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215383 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215383 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215383 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215383 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215383 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000215383 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215384 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215384 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215384 | NiSource, Inc.___BNY-65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215384 | Old Republic International Corp.___BNY-680223104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215384 | Bio-Techne Corp.___BNY-09073M104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215384 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215384 | ITT, Inc.___BNY-45073V108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215384 | Pure Storage, Inc.__Class A_BNY-74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215384 | Tenet Healthcare Corp.___BNY-88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215384 | TTM Technologies, Inc.___BNY-87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215384 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000215384 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000215384 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000215384 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000215384 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215384 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000215384 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215384 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215384 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215384 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000215384 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215384 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215384 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215384 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215384 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215384 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215384 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000215384 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215385 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215385 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215385 | NiSource, Inc.___BNY-65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215385 | Old Republic International Corp.___BNY-680223104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215385 | Bio-Techne Corp.___BNY-09073M104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215385 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215385 | ITT, Inc.___BNY-45073V108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215385 | Pure Storage, Inc.__Class A_BNY-74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215385 | Tenet Healthcare Corp.___BNY-88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215385 | TTM Technologies, Inc.___BNY-87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215385 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000215385 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000215385 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000215385 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000215385 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215385 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000215385 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215385 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215385 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215385 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000215385 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215385 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215385 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215385 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215385 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215385 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215385 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000215385 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215388 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215388 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215388 | NiSource, Inc.___BNY-65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215388 | Old Republic International Corp.___BNY-680223104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215388 | Bio-Techne Corp.___BNY-09073M104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215388 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215388 | ITT, Inc.___BNY-45073V108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215388 | Pure Storage, Inc.__Class A_BNY-74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215388 | Tenet Healthcare Corp.___BNY-88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215388 | TTM Technologies, Inc.___BNY-87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215388 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000215388 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000215388 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000215388 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000215388 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215388 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000215388 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215388 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215388 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215388 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000215388 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215388 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215388 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215388 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215388 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215388 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215388 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000215388 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264577 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000264577 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000264577 | NiSource, Inc.___BNY-65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000264577 | Old Republic International Corp.___BNY-680223104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000264577 | Bio-Techne Corp.___BNY-09073M104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000264577 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000264577 | ITT, Inc.___BNY-45073V108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000264577 | Pure Storage, Inc.__Class A_BNY-74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000264577 | Tenet Healthcare Corp.___BNY-88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000264577 | TTM Technologies, Inc.___BNY-87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264577 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000264577 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000264577 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000264577 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000264577 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000264577 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000264577 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000264577 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000264577 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000264577 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000264577 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000264577 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000264577 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000264577 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264577 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000264577 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000264577 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000264577 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215382 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215382 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215382 | NiSource, Inc.___BNY-65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215382 | Old Republic International Corp.___BNY-680223104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215382 | Bio-Techne Corp.___BNY-09073M104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215382 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215382 | ITT, Inc.___BNY-45073V108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215382 | Pure Storage, Inc.__Class A_BNY-74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215382 | Tenet Healthcare Corp.___BNY-88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215382 | TTM Technologies, Inc.___BNY-87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215382 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000215382 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000215382 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000215382 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000215382 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215382 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000215382 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215382 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215382 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215382 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000215382 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215382 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215382 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215382 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215382 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000215382 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215382 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000215382 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022966 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022966 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022966 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022966 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022966 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022966 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022966 | Alnylam Pharmaceuticals, Inc.___BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022966 | Roblox Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022966 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022966 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022966 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000022966 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000022966 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000022966 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000022966 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022966 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000022966 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022966 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022966 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022966 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022966 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022966 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022966 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000022966 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000022966 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000022966 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022968 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022968 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022968 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022968 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022968 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022968 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022968 | Alnylam Pharmaceuticals, Inc.___BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022968 | Roblox Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022968 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022968 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022968 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000022968 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000022968 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000022968 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000022968 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022968 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000022968 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022968 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022968 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022968 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022968 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022968 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022968 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000022968 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000022968 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000022968 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022969 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022969 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022969 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022969 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022969 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022969 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022969 | Alnylam Pharmaceuticals, Inc.___BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022969 | Roblox Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022969 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022969 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022969 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000022969 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000022969 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000022969 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000022969 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022969 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000022969 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022969 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022969 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022969 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022969 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022969 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022969 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000022969 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000022969 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000022969 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103065 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103065 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000103065 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000103065 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103065 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103065 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103065 | Alnylam Pharmaceuticals, Inc.___BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103065 | Roblox Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103065 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103065 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103065 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000103065 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000103065 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000103065 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000103065 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103065 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000103065 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000103065 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103065 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103065 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103065 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000103065 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103065 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000103065 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000103065 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000103065 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122001 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122001 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122001 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122001 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122001 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122001 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122001 | Alnylam Pharmaceuticals, Inc.___BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122001 | Roblox Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122001 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122001 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122001 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000122001 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000122001 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000122001 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000122001 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122001 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000122001 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000122001 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122001 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122001 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122001 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122001 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122001 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000122001 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000122001 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000122001 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078998 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078998 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078998 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078998 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078998 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078998 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078998 | Alnylam Pharmaceuticals, Inc.___BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078998 | Roblox Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078998 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078998 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078998 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000078998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000078998 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000078998 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000078998 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078998 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000078998 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078998 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078998 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078998 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078998 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000078998 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000078998 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000078998 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105101 | Alliant Energy Corp.___BNY-018802108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105101 | Packaging Corp. of America___BNY-695156109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105101 | Labcorp Holdings, Inc.___BNY-504922105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105101 | Expedia Group, Inc.___BNY-30212P303
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105101 | CMS Energy Corp.___BNY-125896100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105101 | Hartford Financial Services Group, Inc.___BNY-416515104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105101 | Performance Food Group Co.___BNY-71377A103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105101 | Keysight Technologies, Inc.___BNY-49338L103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105101 | Lincoln Electric Holdings, Inc.___BNY-533900106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105101 | Trimble, Inc.___BNY-896239100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105101 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000105101 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000105101 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000105101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000105101 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000105101 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000105101 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000105101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000105101 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000105101 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000105101 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000105101 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105101 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105101 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105101 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105101 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105101 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000105101 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238235 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238235 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238235 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238235 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238235 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238235 | Onto Innovation, Inc.___BNY-683344105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238235 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238235 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238235 | Five Below, Inc.___BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238235 | Repligen Corp.___BNY-759916109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238235 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000238235 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000238235 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000238235 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000238235 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238235 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000238235 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238235 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238235 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238235 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238235 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000238235 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000238235 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238235 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000238236 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238236 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238236 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238236 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238236 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238236 | Onto Innovation, Inc.___BNY-683344105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238236 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238236 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238236 | Five Below, Inc.___BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238236 | Repligen Corp.___BNY-759916109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238236 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000238236 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000238236 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000238236 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000238236 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238236 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000238236 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238236 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238236 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238236 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238236 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000238236 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000238236 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238236 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000234687 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234687 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234687 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234687 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234687 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234687 | Onto Innovation, Inc.___BNY-683344105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234687 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234687 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234687 | Five Below, Inc.___BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234687 | Repligen Corp.___BNY-759916109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234687 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000234687 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000234687 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000234687 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000234687 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234687 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000234687 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234687 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234687 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234687 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234687 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000234687 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000234687 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234687 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000238233 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238233 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238233 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238233 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238233 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238233 | Onto Innovation, Inc.___BNY-683344105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238233 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238233 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238233 | Five Below, Inc.___BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238233 | Repligen Corp.___BNY-759916109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238233 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000238233 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000238233 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000238233 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000238233 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238233 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000238233 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238233 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238233 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238233 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238233 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000238233 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000238233 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238233 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000234688 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234688 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234688 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234688 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234688 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234688 | Onto Innovation, Inc.___BNY-683344105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234688 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234688 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234688 | Five Below, Inc.___BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234688 | Repligen Corp.___BNY-759916109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234688 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000234688 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000234688 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000234688 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000234688 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234688 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000234688 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234688 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234688 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234688 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234688 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000234688 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000234688 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234688 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000238237 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238237 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238237 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238237 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238237 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238237 | Onto Innovation, Inc.___BNY-683344105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238237 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238237 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238237 | Five Below, Inc.___BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238237 | Repligen Corp.___BNY-759916109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000238237 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000238237 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000238237 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000238237 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000238237 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238237 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000238237 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238237 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238237 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238237 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238237 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000238237 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000238237 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238237 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000242977 | Alliant Energy Corp.___BNY-018802108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242977 | Packaging Corp. of America___BNY-695156109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242977 | Labcorp Holdings, Inc.___BNY-504922105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242977 | Expedia Group, Inc.___BNY-30212P303
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242977 | CMS Energy Corp.___BNY-125896100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242977 | Hartford Financial Services Group, Inc.___BNY-416515104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242977 | Performance Food Group Co.___BNY-71377A103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242977 | Keysight Technologies, Inc.___BNY-49338L103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242977 | Lincoln Electric Holdings, Inc.___BNY-533900106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242977 | Hologic, Inc.___BNY-436440101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242977 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000242977 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000242977 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000242977 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000242977 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000242977 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000242977 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000242977 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000242977 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000242977 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000242977 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000242977 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000242977 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000242977 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242977 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000242977 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000242977 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242977 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.40%